                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/04

               Date of Reporting Period: Fiscal year ended 4/30/04

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund

(formerly, Federated Intermediate Income Fund)

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

BOARD OF TRUSTEES AND TRUST OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.34	$ 9.88	$9.86	$9.45	$10.07
Income From Investment Operations:
Net investment income	0.50	0.60	0.62 [1]	0.65	0.62
Net realized and unrealized gain (loss) on investments	(0.17)	0.46	0.02 [1]	0.41	(0.60)

TOTAL FROM INVESTMENT OPERATIONS	0.33	1.06	0.64	1.06	0.02

Less Distributions:
Distributions from net investment income	(0.49)	(0.60)	(0.62)	(0.65)	(0.62)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.49)	(0.60)	(0.62)	(0.65)	(0.64)

Net Asset Value, End of Period	$10.18	$10.34	$9.88	$9.86	$ 9.45

Total Return[2]	3.28%	11.08%	6.55%	11.54%	0.30%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	4.78%	5.97%	6.16%[1]	6.72%	6.48%

Expense waiver/reimbursement[3]	0.38%	0.38%	0.37%	0.35%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$264,566	$241,837	$293,262	$300,289	$294,644

Portfolio turnover	68%	52%	45%	43%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$10.34	$ 9.88	$9.86	$9.45	$10.07
Income From Investment Operations:
Net investment income	0.47	0.58	0.59 [1]	0.63	0.60
Net realized and unrealized gain (loss) on investments	(0.16)	0.46	0.02 [1]	0.41	(0.60)

TOTAL FROM INVESTMENT OPERATIONS	0.31	1.04	0.61	1.04	0.00

Less Distributions:
Distributions from net investment income	(0.47)	(0.58)	(0.59)	(0.63)	(0.60)
Distributions from net realized gain on investments	--	--	--	--	(0.02)

TOTAL DISTRIBUTIONS	(0.47)	(0.58)	(0.59)	(0.63)	(0.62)

Net Asset Value, End of Period	$10.18	$10.34	$9.88	$9.86	$ 9.45

Total Return[2]	3.02%	10.81%	6.29%	11.26%	0.05%

Ratios to Average Net Assets:

Expenses	0.80%	0.80%	0.80%	0.81%	0.80%

Net investment income	4.53%	5.69%	5.91%[1]	6.46%	6.24%

Expense waiver/reimbursement[3]	0.38%	0.38%	0.37%	0.34%	0.37%

Supplemental Data:

Net assets, end of period (000 omitted)	$68,292	$56,080	$43,461	$36,206	$18,159

Portfolio turnover	68%	52%	45%	43%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fund's total return for the 12-month reporting period was 3.28% for Institutional Shares and 3.02% for Institutional Service Shares.1 By comparison, during the 12-month reporting period the total return of the Lehman Brothers U.S. Intermediate Credit Index2 the fund's benchmark index, was 3.34%, and the total return of the Lipper Intermediate Term Investment Grade Debt Funds Average3 category was 1.91%.

The fund's investment strategy focused on: (a) the effective duration of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); and (b) the selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities). These were the most significant factors affecting the fund's performance relative to its benchmark index. In addition, the fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the Lehman Brothers U.S. Intermediate Credit Index.

DURATION4

Duration management is a significant component of the fund's investment strategy and had a positive impact on fund performance during the reporting period. At the end of the reporting period, the fund's dollar-weighted average duration was 3.6 years, which is on the shorter side of the fund's target duration range of between three and seven years. The fund's duration at the beginning of the reporting period was 4.5 years. The fund maintained duration shorter than its benchmark index and its peers, anticipating that interest rates could rise as economic momentum continued. In retrospect, rates did rise, which caused the fund's net asset value ("NAV") to decline. However, the fund's short duration position decreased the size of the NAV decline relative to the fund's peers and, therefore, positively impacted fund performance during the reporting period.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestros.com or call 1-800-341-7400.

2 Lehman Brothers U.S. Intermediate Credit Index (LBIC) is a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. The Fund has elected to change its index to the LBIC, since the LBIC is more representative of the securities typically held by the Fund. This change is consistent with the change of the Fund's name to "Federated Intermediate Corporate Bond Fund" in March 2004 and its related policies.

3 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

MATURITY AND YIELD CURVE

The fund's selection of securities with different maturities (expressed by a "yield curve" showing the relative yield of similar securities with different maturities) is also a significant component of the fund's investment strategy. At the end of the reporting period, the fund's dollar-weighted average maturity was 5.4 years, which is within the fund's target maturity range of between three and ten years. The fund achieved this average maturity by purchasing securities with both very short and very long maturities (referred to as a "barbelled maturity approach"), while relatively avoiding securities with short to intermediate maturities. The barbelled maturity approach was employed to deliver a higher total return relative to purchasing securities at or near the target average maturity (i.e., a "bullet" strategy), in anticipation of a greater rate increase for short to intermediate rates than for the very short or very long interest rates. Over the reporting period, interest rates did increase, as anticipated, and the barbelled maturity structure positively impacted fund performance.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED INTERMEDIATE CORPORATE BOND FUND -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Intermediate Corporate Bond Fund (Institutional Shares) (the "Fund") from April 30, 1994 to April 30, 2004, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC),2,3 Lehman Brothers U.S. Government/ Credit Index (LBGC),3 Lehman Brothers U.S. Credit Bond Index (LBCB),3 Lehman Brothers U.S. Intermediate Government/Credit Index (LBIGC)3 and the Lipper Intermediate Term Investment Grade Debt Funds Average (LIIGDFA).4

Average Annual Total Return for the Period Ended 4/30/2004
1 Year	3.28%

5 Years	6.46%

10 Years	7.15%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC, LBGC, LBCB, LBIGC and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Fund has elected to change its index to the LBIC, since the LBIC is more representative of the securities typically held by the Fund. This change is consistent with the change of the Fund's name to "Federated Intermediate Corporate Bond Fund" in March 2004 and its related policies.

3 The LBIC, LBGC, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows.

4 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF A $25,000 INVESTMENT IN FEDERATED INTERMEDIATE CORPORATE BOND FUND -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Intermediate Corporate Bond Fund (Institutional Service Shares) (the "Fund") from April 30, 1994 to April 30, 2004, compared to the Lehman Brothers U.S. Intermediate Credit Index (LBIC),2,3 Lehman Brothers U.S. Government/ Credit Index (LBGC),3 Lehman Brothers U.S. Credit Bond Index (LBCB),3 Lehman Brothers U.S. Intermediate Government/Credit Index (LBIGC)3 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).4

Average Annual Total Return for the Period Ended 4/30/2004
1 Year	3.02%

5 Years	6.20%

10 Years	6.88%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIC, LBGC, LBCB, LBIGC and LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The Fund has elected to change its index to the LBIC, since the LBIC is more representative of the securities typically held by the Fund. This change is consistent with the change of the Fund's name to "Federated Intermediate Corporate Bond Fund" in March 2004 and its related policies.

3 The LBIC, LBGC, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows.

4 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments

April 30, 2004

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.1%
		Credit Card--0.5%
$1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	$1,581,495

		Financial Institution - Brokerage--0.3%
759,114	[1]	World Financial, Class B, 6.91%, 9/1/2013	830,311

		Home Equity Loan--0.3%
562,804	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	572,304
519,407		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	535,852

		TOTAL	1,108,156

		Manufactured Housing--0.0%
408,832		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	26,709

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,683,288)	3,546,671

		CORPORATE BONDS--80.5%
		Basic Industry - Chemicals--0.4%
10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	10,526
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	32,873
1,175,000		Praxair, Inc., 6.625%, 10/15/2007	1,294,885

		TOTAL	1,338,284

		Basic Industry - Metals & Mining--2.6%
2,000,000		BHP Finance (USA), Inc., Unsecd. Note, 6.69%, 3/1/2006	2,142,200
500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	555,405
950,000		Inco Ltd., 5.70%, 10/15/2015	953,591
500,000		Noranda, Inc., 6.00%, 10/15/2015	513,105
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,421,883
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	829,860
1,200,000		Thiokol Corp., Sr. Note, 6.625%, 3/1/2008	1,315,080

		TOTAL	8,731,124

		Basic Industry - Paper--1.5%
350,000		International Paper Co., 4.25%, 1/15/2009	348,281
350,000	[2]	International Paper Co., 5.50%, 1/15/2014	348,257
25,000		International Paper Co., Note, 6.50%, 11/15/2007	27,192
300,000		Westvaco Corp., 7.65%, 3/15/2027	344,676
1,000,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,136,920
450,000	[2]	Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	494,320
1,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	1,029,170
1,250,000	[2]	Weyerhaeuser Co., Note, 6.125%, 3/15/2007	1,338,200

		TOTAL	5,067,016

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--0.8%
$15,000		Boeing Co., Unsecd. Note, 6.625%, 6/1/2005	$15,680
1,600,000		Raytheon Co., Deb., 7.20%, 8/15/2027	1,750,512
860,000	[2]	Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	842,877

		TOTAL	2,609,069

		Capital Goods - Building Materials--0.8%
650,000		CRH America, Inc., 5.30%, 10/15/2013	648,778
2,000,000		Masco Corp., Note, 6.75%, 3/15/2006	2,144,060

		TOTAL	2,792,838

		Capital Goods - Construction Machinery--0.0%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	25,639

		Capital Goods - Diversified Manufacturing--1.3%
760,000		Emerson Electric Co., 4.50%, 5/1/2013	734,753
500,000	[1]	Hutchison Whampoa International Ltd., 7.45%, 11/24/2033	483,100
500,000		Kennametal, Inc., 7.20%, 6/15/2012	534,365
1,400,000		Tyco International Group, Company Guarantee, 6.375%, 2/15/2006	1,476,706
1,000,000	[2]	Tyco International Group, Note, 5.80%, 8/1/2006	1,048,070

		TOTAL	4,276,994

		Capital Goods - Environmental--1.6%
2,500,000		Waste Management Inc., Sr. Note, 7.00%, 10/1/2004	2,553,700
425,000		Waste Management Inc., Sr. Note, 7.125%, 10/1/2007	471,329
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,297,740

		TOTAL	5,322,769

		Communications - Media & Cable--4.0%
2,000,000	[2]	British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	2,334,240
1,600,000		Comcast Corp., 6.375%, 1/30/2006	1,695,456
400,000	[2]	Comcast Corp., 7.05%, 3/15/2033	422,168
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	3,978,205
2,250,000		Cox Communications, Inc., Medium Term Note, 6.69%, 9/20/2004	2,293,942
2,200,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	2,497,000

		TOTAL	13,221,011

		Communications - Media Noncable--2.5%
2,000,000	[2]	Clear Channel Communications, Inc., 6.00%, 11/1/2006	2,126,380
500,000	[2]	News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	633,915
3,700,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	3,959,999
1,500,000		Univision Communications, Inc., 7.85%, 7/15/2011	1,741,650

		TOTAL	8,461,944

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wireless--7.5%
$3,350,000		AT&T Wireless Services, Inc., Sr. Note, 7.35%, 3/1/2006	$3,626,844
3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	3,549,004
675,000		Citizens Communications Co., 9.00%, 8/15/2031	671,645
1,000,000		Deutsche Telekom International Finance BV, 5.25%, 7/22/2013	995,270
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	106,131
8,000,000		Sprint Capital Corp., 7.125%, 1/30/2006	8,589,360
1,800,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	2,036,700
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,346,062
2,000,000	[1]	Telefonos de Mexico, 4.50%, 11/19/2008	1,981,060

		TOTAL	24,902,076

		Consumer Cyclical - Automotive--7.6%
1,600,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,602,176
600,000	[2]	Ford Motor Credit Co., 7.00%, 10/1/2013	617,730
3,000,000	[2]	Ford Motor Credit Co., Note, 5.625%, 10/1/2008	3,056,670
9,000,000	[2]	Ford Motor Credit Co., Note, 6.50%, 1/25/2007	9,536,040
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	263,307
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	36,596
150,000	[2]	General Motors Acceptance Corp., 4.50%, 7/15/2006	153,396
1,000,000	[2]	General Motors Acceptance Corp., 6.875%, 8/28/2012	1,040,570
1,500,000		General Motors Acceptance Corp., 7.50%, 7/15/2005	1,584,420
1,060,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	1,113,212
5,000,000	[2]	General Motors Acceptance Corp., Note, 7.75%, 1/19/2010	5,490,900
860,000	[1]	Harley Davidson, Inc., 3.625%, 12/15/2008	850,798

		TOTAL	25,345,815

		Consumer Cyclical - Entertainment--3.4%
3,000,000		AOL Time Warner, Inc., 6.15%, 5/1/2007	3,221,370
500,000	[2]	AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	547,600
1,400,000	[1]	Carnival Corp., 3.75%, 11/15/2007	1,388,310
180,000	[1]	International Speedway Corp., 4.20%, 4/15/2009	178,524
940,000	[1]	International Speedway Corp., 5.40%, 4/15/2014	931,737
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	4,007,796
1,000,000		Time Warner, Inc., Deb., 8.11%, 8/15/2006	1,105,150

		TOTAL	11,380,487

		Consumer Cyclical - Retailers--1.8%
1,050,000		CVS Corp., 5.625%, 3/15/2006	1,106,049
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	876,952
1,000,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/1/2028	1,078,650
400,000	[2]	Target Corp., 5.40%, 10/1/2008	423,732
2,750,000	[2]	Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/1/2008	2,692,113

		TOTAL	6,177,496

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Services--0.9%
$500,000		Adecco SA, Sr. Note, 7.00%, 3/15/2006	$525,000
2,025,000		Boston University, 7.625%, 7/15/2097	2,314,069

		TOTAL	2,839,069

		Consumer Non-Cyclical - Consumer Products--0.8%
2,350,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,545,003

		Consumer Non-Cyclical - Food/Beverage--1.3%
700,000		Diageo Finance BV, Unsecd. Note, 3.00%, 12/15/2006	699,489
1,300,000		General Mills, Inc., Unsecd. Note, 2.625%, 10/24/2006	1,283,893
5,000		Grand Metropolitan Investment Corp., Company Guarantee, 9.00%, 8/15/2011	6,196
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	106,344
2,000,000		Kraft Foods, Inc., Note, 4.625%, 11/1/2006	2,069,200

		TOTAL	4,165,122

		Consumer Non-Cyclical - Health Care--0.6%
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,156,000

		Consumer Non-Cyclical - Pharmaceuticals--0.3%
290,000		Wyeth, 6.45%, 2/1/2024	291,798
810,000		Wyeth, 6.50%, 2/1/2034	811,353

		TOTAL	1,103,151

		Consumer Non-Cyclical - Supermarkets--0.4%
450,000		Kroger Co., 7.25%, 6/1/2009	503,915
675,000	[2]	Kroger Co., Company Guarantee, 7.45%, 3/1/2008	757,998

		TOTAL	1,261,913

		Consumer Non-Cyclical - Tobacco--0.4%
375,000		Altria Group, Inc., 5.625%, 11/4/2008	385,035
750,000		Philip Morris Cos., Inc., Note, 6.375%, 2/1/2006	788,933

		TOTAL	1,173,968

		Energy - Independent--3.6%
1,000,000		Anadarko Petroleum Corp., Unsecd. Note, 7.00%, 10/15/2006	1,096,220
5,000,000	[2]	Devon Energy Corp., Sr. Note, 2.75%, 8/1/2006	4,930,900
1,500,000	[1]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,658,160
850,000		Norcen Energy Resources, Inc., Deb., 7.375%, 5/15/2006	926,449
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,576,125
1,800,000	[1]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	1,773,612

		TOTAL	11,961,466

		Energy - Integrated--2.0%
10,000		BP Amoco PLC, Deb., 9.125%, 3/1/2011	12,536
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	3,815,394
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	802,928
1,100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	960,740
1,100,000	[1]	Statoil ASA, 5.125%, 4/30/2014	1,097,437

		TOTAL	6,689,035

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.3%
$1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	$1,105,880

		Energy - Refining--0.2%
625,000		Valero Energy Corp., 7.50%, 4/15/2032	701,731

		Financial Institution - Banking--7.7%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,297,513
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,234,476
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	101,597
15,000	[2]	Bank of America Corp., Sub. Note, 7.625%, 4/15/2005	15,664
1,000,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	1,088,740
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,139,640
2,100,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	2,356,746
1,300,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	1,350,999
1,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,577,910
1,200,000		Hudson United Bancorp, 7.00%, 5/15/2012	1,328,424
750,000		Northern Trust Corp., 4.60%, 2/1/2013	730,928
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	785,127
1,000,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	1,142,420
3,864,076	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,386,035
200,000		SunTrust Bank, Central Florida, Sub. Note, 6.90%, 7/1/2007	221,492
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,095,247
1,300,000		Union Planters Corp., 4.375%, 12/1/2010	1,296,464
1,200,000	[2]	Washington Mutual Bank FA, Sub. Note, 6.875%, 6/15/2011	1,345,404
2,000,000	[2]	Washington Mutual Finance Corp., Sr. Note, 8.25%, 6/15/2005	2,133,380

		TOTAL	25,628,206

		Financial Institution - Brokerage--7.5%
1,700,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,774,919
6,000,000		Bear Stearns Cos., Inc., 6.50%, 5/1/2006	6,442,620
5,000		Citigroup Global Markets Inc., Note, 6.375%, 10/1/2004	5,105
3,000,000	[1]	FMR Corp., 4.75%, 3/1/2013	2,921,550
900,000	[1]	FMR Corp., Bond, 7.57%, 6/15/2029	1,055,691
500,000		Franklin Resources, Inc., 3.70%, 4/15/2008	494,615
1,000,000	[2]	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	961,260
1,250,000		Lehman Brothers Holdings, Inc., 7.50%, 9/1/2006	1,383,175
1,875,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	2,071,088
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	16,267
5,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	5,330,050
2,250,000		Waddell & Reed Financial, Inc., 7.50%, 1/18/2006	2,421,180

		TOTAL	24,877,520

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Finance Noncaptive--1.2%
$1,020,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	$1,106,088
1,500,000		General Electric Capital Corp., Medium Term Note, 9.18%, 12/30/2008	1,706,940
1,000,000		MBNA Corp., 7.50%, 3/15/2012	1,146,240

		TOTAL	3,959,268

		Financial Institution - Insurance - Life--1.5%
1,100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,366,266
300,000		Principal Financial Group, 6.125%, 10/15/2033	293,775
150,000		Prudential Financial, Inc., 5.75%, 7/15/2033	139,134
2,000,000	[1]	Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,145,000
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,187,318

		TOTAL	5,131,493

		Financial Institution - Insurance - P&C--2.5%
3,500,000	[1]	MBIA Global Funding LLC, 2.875%, 11/30/2006	3,476,270
2,265,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	2,552,723
1,000,000	[1]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	1,008,170
1,000,000		St. Paul Cos., Inc., Medium Term Note, Series MTNB, 7.29%, 8/28/2007	1,106,500

		TOTAL	8,143,663

		Financial Institution - REITs--1.4%
2,000,000		Archstone-Smith Trust, 5.00%, 8/15/2007	2,073,980
1,750,000		EOP Operating LP, 8.375%, 3/15/2006	1,922,865
700,000		Rouse Co., 5.375%, 11/26/2013	688,709

		TOTAL	4,685,554

		Foreign-Local-Government--0.7%
2,180,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	2,418,819

		Sovereign--2.3%
3,800,000	[2]	KFW-Kredit Wiederaufbau, 2.70%, 3/1/2007	3,754,856
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,276,160
1,500,000	[2]	United Mexican States, 6.625%, 3/3/2015	1,518,750
1,200,000		United Mexican States, 7.50%, 4/8/2033	1,187,700

		TOTAL	7,737,466

		Technology--1.7%
1,500,000		Computer Sciences Corp., 7.375%, 6/15/2011	1,719,600
1,000,000		IBM Corp., Deb., 8.375%, 11/1/2019	1,271,770
400,000	[1]	Sungard Data Systems, Inc., 4.875%, 1/15/2014	383,848
2,000,000		Unisys Corp., 8.125%, 6/1/2006	2,165,000

		TOTAL	5,540,218

Principal Amount			Value
		CORPORATE BONDS--continued
		Transportation - Airlines--1.1%
$187,216		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	$163,814
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., 7.92%, 11/18/2010	1,020,500
803,420		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	874,812
1,000,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,073,930
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	449,824

		TOTAL	3,582,880

		Transportation - Railroads--0.3%
857,943		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	1,005,072

		Transportation - Services--0.9%
3,100,000	[1]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	3,036,326

		Utility - Electric--5.1%
2,000,000		Alabama Power Co., 2.80%, 12/1/2006	1,988,760
2,300,000		American Electric Power Co., Inc., Note, 6.125%, 5/15/2006	2,448,005
1,500,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,483,125
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,049,100
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,560,495
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,463,211
750,000		National Rural Utilities Cooperative Finance Corp., Medium Term Note, 5.75%, 12/1/2008	799,305
500,000	[2]	Oncor, Inc., Deb., 7.00%, 9/1/2022	542,130
3,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	3,486,570
610,000		Pacific Gas & Electric Co., 6.05%, 3/1/2034	577,493
555,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	535,919
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	925,630

		TOTAL	16,859,743

		TOTAL CORPORATE BONDS (IDENTIFIED COST $260,087,683)	267,961,128

		GOVERNMENT AGENCIES--7.3%
		Agency--0.4%
1,500,000		Federal Home Loan Bank System, Bond, 7.00%, 7/16/2009	1,517,310

		Federal Home Loan Mortgage Corporation--0.9%
3,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	3,113,520

		Federal National Mortgage Association--6.0%
20,000,000		Federal National Mortgage Association, Note, Series, 2.50%, 8/11/2006	19,846,400

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $24,435,527)	24,477,230

Principal Amount or Shares			Value
		MUNICIPALS--2.7%
		Consumer Cyclical - Services--0.4%
$1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	$1,251,503

		Municipal Services--2.3%
1,250,000		Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,366,488
825,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA LOC), 11/1/2018	900,075
2,000,000		McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds (MBIA Insurance Corp. INS), 3/1/2020	2,103,740
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025	1,086,710
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,095,060
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,072,920

		TOTAL	7,624,993

		TOTAL MUNICIPALS (IDENTIFIED COST $8,190,386)	8,876,496

		PREFERRED STOCKS--1.1%
		Financial Institution - Banking--1.1%
70,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $3,343,620)	3,661,875

		U.S. TREASURY--3.1%
9,065,000		United States Treasury Bond, 12.75%, 11/15/2010 (IDENTIFIED COST $10,703,144)	10,516,850

		REPURCHASE AGREEMENTS--11.3%
$11,853,000		Interest in $1,000,000,000 joint repurchase agreement with Banc of America Securities LLC, Inc., 1.060%, dated 4/30/2004, to be repurchased at $11,854,047 on 5/3/2004, collateralized by U.S. Government Agency Obligations with various maturities to 2/1/2034	11,853,000
25,663,000		Interest in $1,775,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.06%, dated 4/30/2004, to be repurchased at $25,665,267 on 5/3/2004, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2034 (held as collateral for securities lending)	25,663,000

		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	37,516,000

		TOTAL INVESTMENTS--107.1% (IDENTIFIED COST $348,959,648)[3]	356,556,250

		OTHER ASSETS AND LIABILITIES -- NET--(7.1)%	(23,698,866)

		TOTAL NET ASSETS--100%	$332,857,384

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2004, these securities amounted to $34,926,933 which represents 10.5% of total net assets.

2 Certain principal amounts are temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $348,988,512.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
REITs	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets:
Investments in repurchase agreements	$37,516,000
Investments in securities	319,040,250

Total investments in securities, at value including $21,588,727 of securities loaned (identified cost $348,959,648)		$356,556,250
Cash		381
Income receivable		5,498,899
Receivable for investments sold		5,933,282
Receivable for shares sold		915,672

TOTAL ASSETS		368,904,484

Liabilities:
Payable for investments purchased	$9,103,087
Payable for shares redeemed	529,853
Income distribution payable	701,327
Payable for collateral due to broker	25,663,000
Payable for transfer and dividend disbursing agent fees and expense (Note 5)	23,335
Payable for Directors'/Trustees' fees	1,764
Payable for shareholder services fee (Note 5)	13,999
Accrued expenses	10,735

TOTAL LIABILITIES		36,047,100

Net assets for 32,692,908 shares outstanding		$332,857,384

Net Assets Consist of:
Paid in capital		$330,378,289
Net unrealized appreciation of investments		7,596,602
Accumulated net realized loss on investments		(5,194,080)
Undistributed net investment income		76,573

TOTAL NET ASSETS		$332,857,384

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$264,565,628 ÷ 25,985,477 shares outstanding		$10.18

Institutional Service Shares:
$68,291,756 ÷ 6,707,431 shares outstanding		$10.18

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2004

Investment Income:
Interest (including income on securities loaned of $9,147)			$15,857,164
Dividends (including $474,392 received from affiliated issuers (Note 5))			697,167

TOTAL INCOME			16,554,331

Expenses:
Investment adviser fee (Note 5)		$1,551,057
Administrative personnel and services fee (Note 5)		240,883
Custodian fees		18,089
Transfer and dividend disbursing agent fees and expenses (Note 5)		124,295
Directors'/Trustees' fees		6,926
Auditing fees		12,501
Legal fees		6,027
Portfolio accounting fees (Note 5)		98,648
Distribution services fee--Institutional Service Shares (Note 5)		151,788
Shareholder services fee--Institutional Shares (Note 5)		623,741
Shareholder services fee--Institutional Service Shares (Note 5)		151,788
Share registration costs		45,149
Printing and postage		28,926
Insurance premiums		1,814
Miscellaneous		4,734

TOTAL EXPENSES		3,066,366

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(397,546)
Waiver of administrative personnel and services fee	(5,986)
Waiver of transfer and dividend disbursing agent fees and expenses	(14,155)
Waiver of distribution services fee--Institutional Service Shares	(151,788)
Waiver of shareholder services fee--Institutional Shares	(623,741)

TOTAL WAIVERS AND REIMBURSEMENT		(1,193,216)

Net expenses			1,873,150

Net investment income			14,681,181

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			4,199,751
Net change in unrealized appreciation of investments			(9,677,568)

Net realized and unrealized loss on investments			(5,477,817)

Change in net assets resulting from operations			$9,203,364

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,681,181	$18,467,591
Net realized gain (loss) on investments	4,199,751	(886,047)
Net change in unrealized appreciation/depreciation of investments	(9,677,568)	14,467,377

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,203,364	32,048,921

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(11,903,204)	(15,478,344)
Institutional Service Shares	(2,740,182)	(3,084,704)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(14,643,386)	(18,563,048)

Share Transactions:
Proceeds from sale of shares	168,328,892	162,292,576
Net asset value of shares issued to shareholders in payment of distributions declared	6,633,136	6,975,089
Cost of shares redeemed	(134,582,019)	(221,559,343)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	40,380,009	(52,291,678)

Change in net assets	34,939,987	(38,805,805)

Net Assets:
Beginning of period	297,917,397	336,723,202

End of period (including undistributed net investment income of $76,573 and $54,403, respectively)	$332,857,384	$297,917,397

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Intermediate Corporate Bond Fund, formerly Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgaged backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$21,588,727	$25,663,000

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,528,168	$119,419,226	8,602,675	$86,827,734
Shares issued to shareholders in payment of distributions declared	419,192	4,325,181	408,809	4,128,629
Shares redeemed	(9,343,686)	(96,598,697)	(15,322,926)	(153,704,384)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,603,674	$27,145,710	(6,311,442)	$(62,748,021)

Year Ended April 30	2004		2003
Institutional Services Shares:	Shares	Amount	Shares	Amount
Shares sold	4,728,953	$48,909,666	7,420,692	$75,464,842
Shares issued to shareholders in payment of distributions declared	223,586	2,307,955	281,599	2,846,460
Shares redeemed	(3,667,231)	(37,983,322)	(6,680,715)	(67,854,959)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICES SHARE TRANSACTIONS	1,285,308	$13,234,299	1,021,576	$10,456,343

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	3,888,982	$40,380,009	(5,289,866)	$(52,291,678)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for proceeds from litigation claims.

For the year ended April 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
$(15,625)	$15,625

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2004 and April 30, 2003, were as follows:

	2004	2003
Ordinary income[1]	$14,643,386	$18,563,048

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$777,900

Net unrealized appreciation	$7,567,738

Capital loss carryforward	$5,165,216

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the amortization/accretion tax elections on fixed income securities.

At April 30, 2004 the cost of investments for federal tax purposes was $348,988,512. The net unrealized appreciation of investments for federal tax purposes was $7,567,738. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $11,417,683 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,849,945.

At April 30, 2004, the Fund had a capital loss carryforward of $5,165,216 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$3,108,396

2011	$2,056,820

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other Funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$322,742
Prime Value Obligations Fund	$151,650

Administrative Fee

Federated Administrative Services ("FAS") under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with Administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended April 30, 2004 the fees paid to FAS and FServ were $123,276 and $111,621, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Services Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $64,134, after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2004, were as follows:

Purchases	$191,147,304

Sales	$137,813,665

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2004, 1.52% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended April 30, 2004, 1.37% qualify for the dividend received reduction available to corporate shareholders.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE CORPORATE BOND FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Corporate Bond Fund, formerly Federated Intermediate Income Fund, one of the portfolios constituting Federated Income Securities Trust (the "Trust"), as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Corporate Bond Fund, a portfolio of Federated Income Securities Trust, at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises five portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRISIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998

Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began Serving: May 2004

John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

G00715-02 (6/04)

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2004

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
BOARD OF TRUSTEES AND TRUST OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.56	$8.70	$8.74	$8.52	$8.67
Income From Investment Operations:
Net investment income	0.25	0.35	0.47 [1]	0.56	0.53
Net realized and unrealized gain (loss) on investments	(0.10)	(0.14)	(0.05)[1]	0.22	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.15	0.21	0.42	0.78	0.38

Less Distributions:
Distributions from net investment income	(0.24)	(0.35)	(0.46)	(0.56)	(0.53)

Net Asset Value, End of Period	$8.47	$8.56	$8.70	$8.74	$8.52

Total Return[2]	1.81%	2.46%	4.90%	9.39%	4.52%

Ratios to Average Net Assets:

Expenses	0.56%	0.56%	0.57%	0.56%	0.56%

Net investment income	3.00%	3.96%	5.30%[1]	6.41%	6.23%

Expense waiver/reimbursement[3]	0.30%	0.26%	0.28%	0.29%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$185,337	$236,394	$236,307	$193,030	$189,395

Portfolio turnover	38%	69%	29%	43%	44%

1 Effective May 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$8.56	$8.70	$8.74	$8.52	$8.67
Income From Investment Operations:
Net investment income	0.23	0.33	0.45 [1]	0.53	0.51
Net realized and unrealized gain (loss) on investments	(0.10)	(0.14)	(0.05)[1]	0.22	(0.15)

TOTAL FROM INVESTMENT OPERATIONS	0.13	0.19	0.40	0.75	0.36

Less Distributions:
Distributions from net investment income	(0.22)	(0.33)	(0.44)	(0.53)	(0.51)

Net Asset Value, End of Period	$8.47	$8.56	$8.70	$8.74	$8.52

Total Return[2]	1.56%	2.21%	4.64%	9.12%	4.26%

Ratios to Average Net Assets:

Expenses	0.81%	0.81%	0.82%	0.81%	0.81%

Net investment income	2.75%	3.71%	5.05%[1]	6.16%	5.94%

Expense waiver/reimbursement[3]	0.30%	0.26%	0.28%	0.29%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$19,130	$34,864	$24,121	$18,145	$13,999

Portfolio turnover	38%	69%	29%	43%	44%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

This report covers Federated Short-Term Income Fund's fiscal year performance period from May 1, 2003, through April 30, 2004.

During the reporting period, the fund's Institutional Shares and Institutional Service Shares produced total returns of 1.81% and 1.56%, respectively.1 The fund's benchmark, the Merrill Lynch 0-3 Year Composite Index (ML0-3C)2 returned 1.99% during the same period. Its peer group, as measured by the Lipper Short Investment Grade Debt Funds category, averaged a return of 1.27% for the reporting period ended April 30, 2004. Net asset value, for each share class, moved from $8.56 at the beginning of the reporting period to $8.47 at the end. In terms of income, the fund's Institutional Shares and Institutional Service Shares paid monthly dividends of $0.021 and $0.019 per share, respectively, in April 2004. At the end of the reporting period, the fund's 30-day Securities and Exchange Commission (SEC) yield for the Institutional Shares was 2.61%, with a 30-day distribution yield of 2.92%.3

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, visit www.federatedinvestors.com or call 1-800-341-7400.

2 The ML0-3C is a composite of four separate indices which track various security types. The indices are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. The four component indices are the ML1-3 Year Corporate Index (30% weighting in the Composite Index), the ML0-3 Year Fixed Rate Asset-Backed Securities Index (30%), the ML1-3 Year Treasury/Agency Index (20%), and the ML0-3 Year Mortgage-Backed Securities Index (20%). Investments cannot be made in an index. The four component indices (and, by extension the ML0-3C), are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The four component indices are unmanaged and, unlike the fund, are not affected by cashflows.

3 The 30-day SEC yield is calculated by dividing the net investment income per share for the 30 days ended on the date of calculation by the maximum offering price per share on that date. The figure is compounded and annualized. The 30-day distribution yield reflects actual distributions made to shareholders. It is calculated by dividing the monthly annualized dividend plus short-term capital gains, if any, by the average 30-day offering price.

Corporate securities, at 39% of the portfolio as of April 30, 2004, remained the single largest allocation of fund net assets over the reporting period, while asset-backed securities (ABS) accounted for 25% of fund net assets at the end of the reporting period. A move toward greater use of corporates was initiated early in 2003 in response to improving economic conditions. Credit sensitive securities like corporates tend to outperform higher quality securities of similar duration during economic expansions, and the greater emphasis on corporates had a positive impact on performance. ABS, being a generally higher-quality asset class, was de-emphasized somewhat in the portfolio, although the ABS sector also performed well. While the fund was underweight in ABS relative to the ML0-3C, the subordinate sector of the ABS market (those ABS rated below "AAA") performed particularly well during the reporting period, and the fund's allocation within this market segment produced some security-specific outperformance for the portfolio. The remainder of the portfolio at April 30, 2004, was accounted for by government securities at 16%, mortgage-backed securities (MBS) at 17%, and cash at 3%. Governments and MBS generally carried a portfolio underweight relative to ML0-3C, during the reporting period, and these sectors did underperform the corporate and ABS segments of the ML0-3C during the reporting period, which provided a positive performance effect relative to the ML0-3C.

Fund duration was maintained shorter than that of the ML0-3C during the reporting period, reflecting fund management's belief that the next significant move in interest rates would more likely be an upward one. Duration, which is a general measure of the fund's sensitivity to interest rate movements, stood at 1.48 years at the end of the reporting period, versus 1.79 years for the ML0-3C.4 This posture generally had a positive impact on performance. The fund's duration range will be affected by the duration of the benchmark comparison, and is bounded by a maximum 20% positive or negative variance from the duration of the ML0-3C.

In terms of credit quality, the highest percentage of fund net assets remains in AAA-rated securities--51% at the end of the reporting period.5 BBB-rated securities accounted for 14% of net assets. Management has utilized a greater percentage of lower investment grade rated corporate securities in an effort to take advantage of the improving economy. The general credit quality of the portfolio however, remains solidly investment grade, averaging a low "AA" at the end of the reporting period. Actual "AA" rated securities accounted for 11% of net assets, with "A" rated securities at 21% of the portfolio, and cash comprising the remaining 3%.

4 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

GROWTH OF $25,000 INVESTED IN FEDERATED SHORT-TERM INCOME FUND -- INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1994 to April 30, 2004, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Return for the Period Ended 4/30/2004
1 Year	1.81%

5 Years	4.58%

10 Years	5.26%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows.

3 The LSIGDFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF $25,000 INVESTED IN FEDERATED SHORT-TERM INCOME FUND -- INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1994 to April 30, 2004, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Return for the Period Ended 4/30/2004
1 Year	1.56%

5 Years	4.32%

10 Years	5.00%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows.

3 The LSIGDFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments

April 30, 2004

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--3.5%
		Federal National Mortgage Association--3.5%
$953,073	[1]	FNMA ARM 544843, 10/1/2027	$972,669
2,523,368	[1]	FNMA ARM 544852, 4/1/2028	2,575,123
2,729,426	[1]	FNMA ARM 556379, 5/1/2040	2,769,587
873,156	[1]	FNMA ARM 556388, 5/1/2040	886,004

		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $7,183,881)	7,203,383

		ASSET-BACKED SECURITIES--24.3%
		Auto Receivables--7.2%
2,481,472		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	2,548,811
1,830,603	[1]	Americredit Automobile Receivables Trust 2002-A, Class A3, 1.29%, 10/12/2006	1,832,149
1,000,000	[1]	Capital Auto Receivables Asset Trust 2004-1, Class A3, 2.00%, 11/15/2007	990,954
2,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.15%, 5/15/2007	2,000,680
926,434	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	938,302
646,156		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	647,907
416,632		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	418,344
1,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	1,530,855
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,010,686
506,641		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	518,315
319,165		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	329,014
2,000,000		Whole Auto Loan Trust 2003-1, Class A3B, 1.99%, 5/15/2007	1,996,380

		TOTAL	14,762,397

		Credit Card--4.6%
2,000,000		Bank One Issuance Trust 2002-A4, Class A4, 2.94%, 6/16/2008	2,024,480
1,000,000		Bank One Issuance Trust 2002-B1, Class B1, 1.48%, 12/15/2009	1,006,400
1,250,000		Capital One Multi Asset Execution 2003-A6, Class A6, 2.95%, 8/17/2009	1,251,162
3,000,000	[1]	Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.77%, 10/15/2007	3,011,280
2,000,000	[1]	MBNA Master Credit Card Trust 2000-D, Class B, 1.53%, 9/15/2009	2,012,240

		TOTAL	9,305,562

		Home Equity Loan--7.5%
562,804	[2]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	572,304
9,999,862		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	148,698
398,173	[1,2]	AQ Finance NIM Trust 2002-N6, Class NOTE, 1.74%, 12/25/2007	400,414
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$773,162	[1]	Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.61%, 2/25/2033	$779,525
1,152,690	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	1,218,480
431,731	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MII1, 1.85%, 5/25/2029	412,437
631,222	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MII2, 1.94%, 5/25/2029	590,590
7,700,000		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	86,625
197,155	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 3.85%, 6/25/2028	197,528
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates 2003-6, Class 1A2, 2.737% 3/25/2020	998,860
867,824		Chase Funding Net Interest Margin, Class NOTE, 3.75%, 2/27/2034	874,836
205,486		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	206,717
118,497	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.33%, 1/15/2028	118,570
1,788,954	[1]	Fifth Third Home Equity Loan Trust, Class A, 1.34%, 9/20/2023	1,788,954
970,901	[1]	First Franklin Mortgage Loan Asset Backed Certificates 2003-FF5, Class A3, 1.45%, 3/25/2034	972,334
870,153	[2]	First Franklin NIM Trust 2004-FFA, Class A, 5.00%, 3/27/2024	869,065
469,521		Mellon Bank Home Equity Installment Loan 1998-1, Class B, 6.95%, 3/25/2015	482,912
613,680		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	633,109
957,229		Quest Trust 2004 - X1, Class A, 1.42%, 2/25/2034	959,919
16,137,898		Residential Asset Mortgage Products, Inc. 2002-RS1, Class AII, 5.50%, 7/25/2004	93,923
1,000,000		Residential Asset Mortgage Products, Inc. 2003-RS10, Class AI2, 3.12%, 5/25/2025	989,110
1,833,761		Residential Asset Securities Corp. 1999-KS3, Class AI7, 7.505%, 10/25/2030	1,919,581

		TOTAL	15,314,491

		Manufactured Housing--0.7%
270,306		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	271,990
1,053,388		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,118,267

		TOTAL	1,390,257

		Other--2.4%
47,811	[1,2]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.64125%, 9/20/2010	47,833
276,877		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	277,761
2,702,813	[2,3]	FMAC Loan Receivables Trust 1997-A, Class A-X, 4.02%, 4/15/2019	108,113
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Other--continued
$635,782	[1,2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	$649,454
1,858,421		John Deere Owner Trust 2003-A, Class A2, 1/17/2006	1,859,120
2,000,000	[1]	Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.41%, 12/17/2007	2,003,560

		TOTAL	4,945,841

		Rate Reduction Bond--1.9%
952,469		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	961,650
1,643,432		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Class A6, 6.38%, 9/25/2008	1,721,133
1,234,104		California Infrastructure SDG&E-1 1997-1, Class A6, 6.31%, 9/25/2008	1,291,341

		TOTAL	3,974,124

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $50,572,320)	49,692,672

		COLLATERALIZED MORTGAGE OBLIGATIONS--12.3%
		Commercial Mortgage--0.1%
5,432,322		First Union Lehman Brothers Commercial Mortgage Trust 1997-C1, Class IO, 1.301%, 4/18/2029	221,191

		Federal Home Loan Mortgage Corporation--5.3%
1,446,670		Federal Home Loan Mortgage Corp. Structured Pass Through, Class A1, 1.582%, 9/15/2008	1,425,682
1,810,298		Federal Home Loan Mortgage Corp. Structured Pass Through, Class A2, 1.876%, 3/15/2008	1,757,522
4,757,038		Federal Home Loan Mortgage Corp. Structured Pass Through, Class A3, 2.29%, 6/15/2007	4,760,045
1,711,272	[1]	Federal Home Loan Mortgage Corp., Series 2571, Class FB, 1.45%, 2/15/2018	1,709,304
147		Federal Home Loan Mortgage Corp., Series 2603, Class AC, 2.00%, 12/15/2008	147
1,178,769		Federal Home Loan Mortgage Corp., Series SF1, Class A3, 2.00%, 12/15/2008	1,181,355

		TOTAL	10,834,055

		Federal National Mortgage Association--0.7%
1,413,094		Federal National Mortgage Association, Series 2002-22, Class PE, 6.50%, 11/25/2030	1,446,330

		Non-Agency Collateralized Mortgage Obligations--6.2%
1,628,831	[1,2]	Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 3.70469%, 2/1/2017	1,628,831
872,437	[2]	Greenwich Capital Acceptance 1991-4, Class B-1A, 6.16%, 7/1/2019	872,166
2,400,147	[1]	Impac CMB Trust 2002-7, Class A, 1.53%, 11/25/2032	2,417,020
Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--continued
		Non-Agency Collateralized Mortgage Obligations--continued
$806,806		Mastr Asset Securitization Trust 2003-1, Class 2A1, 5.75%, 2/25/2033	$810,921
172,159		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	173,012
982,856	[1,2,3]	RESI Finance LP 2002-A, Class B3, 2.70%, 10/10/2034	1,001,665
22,750,000		Residential Asset Securitization Trust 2002-A4, Class AIO, 2.50%, 8/25/2004	196,560
22,500,000		Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%, 10/25/2032	393,750
194,487		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	195,152
3,000,000		Washington Mutual 2003-AR9, Class A2A, 2.341%, 10/25/2033	2,991,240

2,000,000		Washington Mutual 2003-AR12, Class A2, 2.44%, 12/25/2033	2,010,240

		TOTAL	12,690,557

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,442,735)	25,192,133

		CORPORATE BONDS--38.5%
		Basic Industry - Chemicals--0.5%
1,200,000		Praxair, Inc., 2.75%, 6/15/2008	1,152,084

		Basic Industry - Paper--0.5%
1,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	1,029,170

		Capital Goods - Aerospace & Defense--0.5%
800,000		Boeing Capital Corp., 5.65%, 5/15/2006	845,176
250,000		General Dynamics Corp., 2.125%, 5/15/2006	247,277

		TOTAL	1,092,453

		Communications - Media & Cable--1.0%
500,000		Comcast Corp., 6.375%, 1/30/2006	529,830
250,000		Continental Cablevision, Sr. Deb., 8.875%, 9/15/2005	271,085
1,100,000		Cox Communications, Inc., 7.75%, 8/15/2006	1,208,273

		TOTAL	2,009,188

		Communications - Media Noncable--1.1%
1,100,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,169,509
1,000,000		Reed Elsevier, Inc., Company Guarantee, 6.125%, 8/1/2006	1,070,270

		TOTAL	2,239,779

		Communications - Telecom Wireless--1.1%
1,250,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	1,307,450
1,000,000	[2,3]	Verizon Wireless, Inc., 1.19%, 5/23/2005	999,457

		TOTAL	2,306,907

		Communications - Telecom Wirelines--1.1%
1,000,000		GTE North, Inc., Sr. Deb., 6.40%, 2/15/2005	1,033,160
1,100,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,165,373

		TOTAL	2,198,533

Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Automotive--1.4%
$500,000		DaimlerChrysler North America Holding Corp., 7.75%, 6/15/2005	$529,280
450,000		General Motors Acceptance Corp., 4.50%, 7/15/2006	460,188
1,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,059,890
850,000	[2,3]	Harley Davidson, Inc., 3.625%, 12/15/2008	840,905

		TOTAL	2,890,263

		Consumer Cyclical - Entertainment--1.7%
850,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	879,384
1,250,000		International Speedway Corp., 7.875%, 10/15/2004	1,284,550
1,250,000		Viacom, Inc., Sr. Note, 7.75%, 6/1/2005	1,327,562

		TOTAL	3,491,496

		Consumer Cyclical - Retailers--2.4%
1,000,000		CVS Corp., 5.625%, 3/15/2006	1,053,380
1,000,000		Nordstrom, Inc., Sr. Note, 5.625%, 1/15/2009	1,060,930
750,000		Target Corp., 3.375%, 3/1/2008	741,097
2,000,000		Wal-Mart Stores, Inc., 4.15%, 6/15/2005	2,049,300

		TOTAL	4,904,707

		Consumer Non-Cyclical - Consumer Products--1.3%
1,000,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	1,082,980
500,000		Gillette Co., 2.875%, 3/15/2008	487,640
1,000,000		Procter & Gamble Co., 3.50%, 12/15/2008	989,480

		TOTAL	2,560,100

		Consumer Non-Cyclical - Food/Beverage--1.7%
1,100,000		Diageo Capital PLC, 3.375%, 3/20/2008	1,083,445
1,000,000		General Mills, Inc., 3.875%, 11/30/2007	1,007,530
1,250,000		Kellogg Co., Note, 6.00%, 4/1/2006	1,327,113

		TOTAL	3,418,088

		Consumer Non-Cyclical - Pharmaceuticals--1.2%
1,500,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	1,618,245
944,000		Lilly (Eli) & Co., Note, 2.90%, 3/15/2008	919,513

		TOTAL	2,537,758

		Consumer Non-Cyclical - Supermarkets--1.1%
895,000		Albertsons, Inc., Sr. Note, 6.55%, 8/1/2004	906,429
1,250,000		Kroger Co., Sr. Note, 6.375%, 3/1/2008	1,352,838

		TOTAL	2,259,267

		Energy - Independent--0.4%
800,000	[2,3]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	788,272

Principal Amount			Value
		CORPORATE BONDS--continued
		Energy -- Integrated--1.2%
$1,100,000		ChevronTexaco Corp., 5.70%, 12/1/2008	$1,150,930
1,250,000		Conoco, Inc., 5.45%, 10/15/2006	1,322,600

		TOTAL	2,473,530

		Energy - Refining--0.5%
900,000		Valero Energy Corp., 7.375%, 3/15/2006	971,199

		Financial Institution - Banking--2.9%
1,250,000		Citigroup Global Markets Holdings, Inc., Note, 5.875%, 3/15/2006	1,324,925
1,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,065,960
450,000		Mellon Funding Corp., 7.50%, 6/15/2005	476,690
1,000,000		PNC Funding Corp., 5.75%, 8/1/2006	1,059,970
1,000,000	[4]	Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,046,730
1,000,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	1,065,150

		TOTAL	6,039,425

		Financial Institution - Brokerage--2.3%
1,000,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,044,070
1,250,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,334,688
1,200,000	[4]	Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	1,229,076
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,066,010

		TOTAL	4,673,844

		Financial Institution - Finance Noncaptive--2.5%
1,250,000		American Express Co., 3.75%, 11/20/2007	1,260,888
1,000,000	[4]	Capital One Bank, Sr. Note, 8.25%, 6/15/2005	1,062,410
1,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	1,578,600
1,100,000		SLM Corp., 5.625%, 4/10/2007	1,170,785

		TOTAL	5,072,683

		Financial Institution - Insurance - Life--0.8%
500,000		AXA Financial, Inc., Note, 6.50%, 4/1/2008	543,665
1,000,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,064,090

		TOTAL	1,607,755

		Financial Institution - Insurance - P&C-1.2%
1,100,000	[2,3]	Allstate Financial Global, Note, Series 144A, 7.125%, 9/26/2005	1,175,801
1,200,000	[4]	Marsh & McLennan Cos., Inc., 5.375%, 3/15/2007	1,268,700

		TOTAL	2,444,501

		Financial Institution - REITs--1.9%
1,000,000		Archstone-Smith Trust, 3.00%, 6/15/2008	957,050
1,500,000		EOP Operating LP, 6.50%, 6/15/2004	1,509,735
1,250,000		Simon Property Group, Inc., 6.375%, 11/15/2007	1,352,375

		TOTAL	3,819,160

Principal Amount			Value
		CORPORATE BONDS--continued
		Foreign-Local-Govt--1.1%
$1,000,000		Ontario, Province of, 2.35%, 6/30/2006	$993,050
1,200,000		Quebec, Province of, 5.50%, 4/11/2006	1,259,736

		TOTAL	2,252,786

		Technology--3.2%
1,000,000		Computer Sciences Corp., 7.50%, 8/8/2005	1,064,740
800,000		Dell Computer Corp., Sr. Note, 6.55%, 4/15/2008	876,840
1,250,000		First Data Corp., 3.375%, 8/1/2008	1,228,713
1,250,000		Fiserv, Inc., Note, 4.00%, 4/15/2008	1,240,088
1,000,000		Hewlett-Packard Co., Unsecd. Note, 7.15%, 6/15/2005	1,056,200
1,000,000		IBM Corp., 4.125%, 6/30/2005	1,025,140

		TOTAL	6,491,721

		Transportation - Airlines--0.4%
750,000		Southwest Airlines Co., Pass Thru Cert., 6.126%, 11/1/2006	797,873

		Transportation - Services--0.5%
1,000,000	[2,3]	FedEx Corp., Unsecd. Note, 2.65%, 4/1/2007	979,460

		Utility - Electric--3.0%
1,000,000		Alabama Power Co., 2.65%, 2/15/2006	1,002,200
1,100,000		FPL Group, Inc., 3.25%, 4/11/2006	1,113,706
2,000,000		Ohio Power Co., 7.00%, 7/1/2004	2,017,700
1,000,000		PSEG Power LLC, 6.875%, 4/15/2006	1,075,900
1,000,000		Pacific Gas & Electric Co., Unsecd. Note, 3.60%, 3/1/2009	971,260

		TOTAL	6,180,766

		TOTAL CORPORATE BONDS (IDENTIFIED COST $78,602,321)	78,682,768

		GOVERNMENT AGENCIES--5.6%
		Agency--1.1%
2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,160,100

		Federal Home Loan Mortgage Corporation--2.9%
6,000,000	[4]	Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	5,988,480

		Federal National Mortgage Association--1.6%
3,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	3,178,350

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $11,186,970)	11,326,930

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--0.8%
		Government National Mortgage Association--0.8%
$295,939		GNMA, Pool 354754, 7.50%, 2/15/2024	$319,336
1,098,565		GNMA, Pool 780360, 11.00%, 9/15/2015	1,242,752

		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,529,439)	1,562,088

		U.S. TREASURY--10.0%
4,500,000	[4]	United States Treasury Note, 2.125%, 10/31/2004	4,520,745
3,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2007	3,025,770
4,000,000	[4]	United States Treasury Note, 3.25%, 8/15/2008	3,976,880
500,000		United States Treasury Note, 5.625%, 5/15/2008	543,515
7,000,000	[4]	United States Treasury Note, 5.75%, 11/15/2005	7,393,750
935,000	[4]	United States Treasury Note, 6.625%, 5/15/2007	1,036,242

		TOTAL U.S. TREASURY (IDENTIFIED COST $20,277,861)	20,496,902

		MUTUAL FUNDS--15.8%[5]
444,023		Federated Mortgage Core Portfolio	4,462,431
4,133,138		Federated Prime Value Obligations Fund, IS Shares	4,133,138
23,776,580		Federated Prime Value Obligations Fund, IS Shares (held as collateral for securities lending)	23,776,580

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $32,469,386)	32,372,149

		TOTAL INVESTMENTS--110.8% (IDENTIFIED COST $227,264,913)[6]	226,529,025

		OTHER ASSETS AND LIABILITIES - NET--(10.8)%	(22,061,667)

		TOTAL NET ASSETS--100%	$204,467,358

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2004, these securities amounted to $16,492,327 which represents 8.1% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $8,292,451 and representing 4.1% of total net assets).

3 Denotes a restricted security that has been deemed liquid by criteria approved by the Fund's Board of Trustees.

4 Certain principle amounts are temporarily on loan to unaffiliated broker/dealers.

5 Affiliated companies.

6 The cost of investments for federal tax purposes amounts to $227,300,567.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2004.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage association
REITs	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2004

Assets:
Total investments in securities, at value including $32,372,149 of investments in affiliated issuers (Note 5) and $23,000,875 of securities loaned (identified cost $227,264,913)		$226,529,025
Cash		55,648
Income receivable		2,068,637
Receivable for investments sold		37,732
Receivable for shares sold		71,183

TOTAL ASSETS		228,762,225

Liabilities:
Payable for shares redeemed	$307,068
Income distribution payable	187,016
Payable for transfer and dividend disbursing agent fee and expenses (Note 5)	8,062
Payable for Directors'/Trustees' fees	2,117
Payable for shareholders service fee (Note 5)	4,150
Payable for collateral due to broker	23,776,580
Accrued expenses	9,874

TOTAL LIABILITIES		24,294,867

Net assets for 24,127,984 shares outstanding		$204,467,358

Net Assets Consist of:
Paid in capital		$216,016,664
Net unrealized depreciation of investments		(735,888)
Accumulated net realized loss on investments		(10,850,233)
Undistributed net investment income		36,815

TOTAL NET ASSETS		$204,467,358

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$185,336,935 ÷ 21,870,690 shares outstanding		$8.47

Institutional Service Shares:
$19,130,423 ÷ 2,257,294 shares outstanding		$8.47

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2004

Investment Income:
Interest (including income on securities loaned of $10,455)			$8,063,111
Dividends (received from affiliated issuers) (Note 5)			486,818

TOTAL INCOME			8,549,929

Expenses:
Investment adviser fee (Note 5)		$960,233
Administrative personnel and services fee (Note 5)		185,721
Custodian fees		17,707
Transfer and dividend disbursing agent fees and expenses (Note 5)		119,832
Directors'/Trustees' fees		7,492
Auditing fees		12,387
Legal fees		6,170
Portfolio accounting fees (Note 5)		82,472
Distribution services fee--Institutional Service Shares (Note 5)		73,616
Shareholder services fee--Institutional Shares (Note 5)		526,530
Shareholder services fee--Institutional Service Shares (Note 5)		73,616
Share registration costs		56,969
Printing and postage		29,246
Insurance premiums		1,743
Miscellaneous		5,764

TOTAL EXPENSES		2,159,498

Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(113,651)
Waiver of administrative personnel and services fee	(4,091)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,655)
Waiver of distribution services fee--Institutional Service Shares	(73,616)
Waiver of shareholder services fee--Institutional Shares	(526,530)

TOTAL WAIVERS AND REIMBURSEMENT		(729,543)

Net expenses			1,429,955

Net investment income			7,119,974

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(3,526,408)
Net change in unrealized depreciation of investments			694,839

Net realized and unrealized loss on investments			(2,831,569)

Change in net assets resulting from operations			$4,288,405

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2004	2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,119,974	$11,340,807
Net realized loss on investments	(3,526,408)	(1,951,892)
Net change in unrealized appreciation/depreciation of investments	694,839	(2,774,251)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,288,405	6,614,664

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,015,697)	(10,309,685)
Institutional Service Shares	(764,702)	(1,299,731)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,780,399)	(11,609,416)

Share Transactions:
Proceeds from sale of shares	90,730,092	232,362,535
Net asset value of shares issued to shareholders in payment of distributions declared	4,029,497	6,006,873
Cost of shares redeemed	(159,058,390)	(222,544,626)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(64,298,801)	15,824,782

Change in net assets	(66,790,795)	10,830,030

Net Assets:
Beginning of period	271,258,153	260,428,123

End of period (including undistributed (distributions in excess of) net investment income of $36,815 and $(302,760), respectively)	$204,467,358	$271,258,153

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2004

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to seek to provide current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payments of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2004, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$23,000,875	$23,776,580

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each restricted illiquid security held at April 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	7/30/1998	$ 562,540

AQ Finance NIM Trust 2002-N6, Class NOTE, 1.74%, 12/25/2007	12/5/2002	398,173

Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	12/8/1998	1,150,169

Bayview Finance Acquisition Trust 1998-1, Class MII1, 1.85% 5/25/2029	3/12/1999	407,986

Bayview Financial Acquisition Trust 1998-1, Class MII2, 1.94%, 5/25/2029	5/14/1998	631,223

CapitalSource Commercial Loan Trust 2002-2A, Class A 1.64125%, 9/20/2010	10/25/2002	47,811

Credit Based Asset Servicing and Securitization 1997-1, Class A1, 3.70469%, 2/1/2017	2/25/1997	1,635,449

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	928,399

First Franklin Nim Trust 2004-FFA, Class A, 5.00%, 3/27/2024	3/11/2004	869,065

Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	635,713

Greenwich Capital Acceptance 1991-4, Class B-1A, 6.16%, 7/1/2019	1/7/1993	874,900

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2004		2003
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,874,897	$75,682,625	16,444,506	$142,680,611
Shares issued to shareholders in payment of distributions declared	416,516	3,546,120	592,882	5,136,403
Shares redeemed	(15,031,230)	(128,088,314)	(16,576,833)	(143,352,681)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,739,817)	$(48,859,569)	460,555	$4,464,333

Year Ended April 30	2004		2003
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,763,661	$15,047,467	10,329,944	$89,681,924
Shares issued to shareholders in payment of distributions declared	56,754	483,377	100,441	870,470
Shares redeemed	(3,635,282)	(30,970,076)	(9,130,777)	(79,191,945)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(1,814,867)	$(15,439,232)	1,299,608	$11,360,449

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(7,554,684)	$(64,298,801)	1,760,163	$15,824,782

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for expiring capital loss carryforwards.

For the year ended April 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Loss
$(10,784,773)	$10,784,773

Net investment income (loss), net realized gains (losses), as disclosed on the Statement of Operations and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2004 and 2003 was as follows:

	2004	2003
Ordinary income[1]	$6,780,399	$11,609,416

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$223,832

Net unrealized depreciation	$771,542

Capital loss carryforward	$7,148,221

The difference between book-basis and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses from wash sales and the amortization/accretion tax elections on fixed income securities.

At April 30, 2004, the cost of investments for federal tax purposes was $227,300,567. The net unrealized depreciation of investments for federal tax purposes was $771,542. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,461,010 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,232,552.

At April 30, 2004, the Fund had a capital loss carryforward of $7,148,221 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2005	$ 1,566,031

2006	$ 696,886

2007	$ 159,370

2008	$ 496,189

2011	$ 2,437,901

2012	$1,791,844

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2004, for federal income tax purposes, post-October losses of $3,666,358 were deferred to May 1, 2005.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other Funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$434,882

Prime Value Obligations Fund	$51,936

Administrative Fee

Federated Administrative Services ("FAS"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Prior to November 1, 2003, Federated Services Company ("FServ") provided the Fund with administrative personnel and services. The fee paid to FServ was based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year was at least $125,000 per portfolio and $30,000 per each additional class of Shares.

For the year ended April 30, 2004 the fees paid to FAS and FServ were $84,256 and $97,374, respectively, after voluntary waiver, if applicable.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $54,514 after voluntary waiver, if applicable.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2004, were as follows:

Purchases	$64,122,271

Sales	$111,189,712

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds"), were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Income Fund, one of the portfolios constituting Federated Income Securities Trust (the "Trust"), as of April 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
June 10, 2004

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises five portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak® Family of Funds--seven portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986

Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRISIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: May 2004

Principal Occupations: Mr. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998

Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr.Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr.Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began Serving: May 2004

John L. Nichol is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and
Management and Information Science from the Ohio State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

28528 (6/04)

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies
- Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal
Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for
Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas
P. Constantakis and Charles F. Mansfield, Jr.

Item 4.     Principal Accountant Fees and Services

(a)  Audit Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $70,799
                  Fiscal year ended 2003 - $66,000

(b)  Audit-Related Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $6,756
                  Fiscal year ended 2003 - $4,636
                  Transfer Agent Service Auditors Report
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $95,152 and
      $17,469 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions, fees for review of
      N-14 merger documents and Transfer Agent Service Auditors report.
      Fiscal year ended 2003 - Design of Sarbanes Oxley sec. 302 procedures and fees for review of N-14 merger documents.

(c)  Tax Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $175,000 and
      $30,000 respectively.
      Analysis regarding the realignment of advisory companies.

(d)  All Other Fees billed to the registrant for the two most recent fiscal years:
                  Fiscal year ended 2004 - $0
                  Fiscal year ended 2003 - $0
      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $146,115 and
      $38,999 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies and executive compensation analysis.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.
            The Audit Committee is required to pre-approve audit and
      non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.
            Certain services have the general pre-approval of the Audit
      Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.
            The Audit Committee has delegated pre-approval authority to its
      Chairman.  The Chairman will report any pre-approval decisions to the
      Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the
      Chairman is unavailable.

AUDIT SERVICES
      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.
      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES
      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES
      The Audit Committee believes that the independent auditor can provide
Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit
Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all
Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES
      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by
                  the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management
                  and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or
                  under common control with the investment adviser that
                  provides ongoing services to the registrant to its
                  accountant during the fiscal year in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant  at the time of the engagement to be
                  non-audit services; and
(3)   Such services are promptly brought to the attention of the Audit
                  Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such
                  approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS
      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES
      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or
Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:
            4(b)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)
                  Fiscal year ended 2004 - 0%
                  Fiscal year ended 2003 - 0%
            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
                  Fiscal year ended 2004 - $895,345
                  Fiscal year ended 2003 - $406,926

(h)   The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule
      2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 9.     Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 10.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 11.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securities Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        June 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 21, 2004